ORGANIZATION AND BUSINESS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				5 Months Ended		6 Months Ended		12 Months Ended
	Jul. 27, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Aug. 05, 2026	May 22, 2026	Mar. 06, 2026	Jan. 31, 2026	Jan. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
Common stock, par value		$ 0.01				$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized		400,000,000				400,000,000		400,000,000		400,000,000	400,000,000		400,000,000
Net losses from continuing operations		$ 284	$ 163	$ 42	$ 39	$ 49	$ 101	$ 447	$ 81		$ 222		$ 113
Accumulated deficit		29,565				29,118		29,565		$ 29,118	29,069		28,847
Cash		160				6		160		6	3
Shareholders deficit		$ 1,443	$ 1,159	907	865	996	826	1,443	907	996	947	$ 826	725							$ 612
Net losses from continuing operations						49
Cash outflows from operating activities						22	$ 69	$ 336	48		117		$ 182
Working capital						$ 978				$ 978	$ 947
Gravitics Inc [Member]
Common stock, par value		$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001			$ 0.00001
Common stock, shares authorized		32,620,000	27,004,445			19,841,878	19,841,878	32,620,000		19,841,878		19,841,878			32,620,000		27,004,445	19,841,878
Net losses from continuing operations		$ 5,215	$ 19,295	3,761	1,775			$ 24,510	5,536	$ 11,699		$ 9,048
Accumulated deficit		67,048				$ 42,538	$ 30,839	67,048		42,538		30,839
Shareholders deficit		$ 49,900	$ 44,786	$ 31,646	$ 28,293	$ 37,128	$ 26,860	49,900	31,646	37,128		26,860							$ 19,439
Cash outflows from operating activities								$ 7,773	$ 3,669	$ 6,024		$ 5,822
Incorporation date			May 07, 2021					May 07, 2021
Gravitics Inc [Member] | Merger Agreement [Member] | Non Invasive Monitoring Systems Inc [Member]
Equity percentage																95.50%
Subsequent Event [Member]
Reverse stock split	1-for-150
Common stock, par value	$ 0.01
Common stock, shares authorized	400,000,000
Subsequent Event [Member] | Gravitics Inc [Member] | Merger Agreement [Member] | Non Invasive Monitoring Systems Inc [Member]
Equity percentage														96.50%
Pre closing NIMS stockholders equity ownership														3.50%